Total
TIAA-CREF Managed Allocation Fund
TIAA-CREF Managed Allocation Fund
Investment objective

The Fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The Fund will pursue this goal through a “fund of funds” approach, whereby the Fund will make investments primarily in other mutual funds.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Managed Allocation Fund - USD ($)	Institutional Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge imposed on reinvested dividends and other distributions	none	none	none
Redemption or exchange fee	none	none	none
Account maintenance fee (annual fee on accounts under $2,000)	none	none	$ 15.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Managed Allocation Fund		Institutional Class	Retirement Class	Retail Class
Management fees		none	none	none
Distribution (Rule 12b-1) fees		none	none	0.25%
Other expenses		0.02%	0.27%	0.06%
Acquired fund fees and expenses	[1],[2]	0.45%	0.45%	0.45%
Total annual Fund operating expenses		0.47%	0.72%	0.76%
Waivers and expense reimbursements	[3]	(0.02%)	(0.02%)	(0.06%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.45%	0.70%	0.70%
[1]	Restated to reflect estimates for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; and (iii) 0.25% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2022, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Managed Allocation Fund - USD ($)	Institutional Class	Retirement Class	Retail Class
1 Year	$ 46	$ 72	$ 72
3 Years	149	228	237
5 Years	261	399	416
10 Years	$ 590	$ 893	$ 937

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2021, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and in other investment pools or investment products, including other funds or exchange-traded funds (“ETFs”) advised by the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), or its affiliates (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy and will generally seek to meet its investment objective by investing: (1) approximately 60.00% of its assets in equity Underlying Funds, including up to 5.00% of its assets in real estate Underlying Funds; and (2) approximately 40.00% of its assets in fixed-income Underlying Funds (“target allocations”).

The Fund may invest in the following equity Underlying Funds: TIAA-CREF Growth & Income Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Quant International Small-Cap Equity Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF Quant Small/Mid-Cap Equity Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Real Estate Securities Fund, Nuveen Dividend Value Fund, Nuveen Growth Opportunities ETF, Nuveen Santa Barbara Dividend Growth Fund (effective November 30, 2021, Nuveen Dividend Growth Fund) and Nuveen International Growth Fund.

The Fund may invest in the following fixed-income Underlying Funds: TIAA-CREF Core Plus Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF International Bond Fund, TIAA-CREF Money Market Fund and TIAA-CREF Short-Term Bond Fund.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and market capitalizations, real estate securities and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. If the portfolio managers believe that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes, they can adjust the percentage of investments in the Fund’s market sectors or

Underlying Funds up or down by up to 10%; they may also invest in new market sectors or Underlying Funds without prior notice. If 10% or more of the Fund’s assets are expected to be invested in any Underlying Fund or market sector not listed above or in the chart below, shareholders will receive prior notice of such change. At any given time the Fund may hold between 0% to 5% of its assets in real estate funds. The Fund’s composite benchmark is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income Underlying Fund asset classes, i.e., domestic equity, international equity and fixed-income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “Additional information about the Fund’s composite index” below.

The composition of the Fund’s fixed-income portion will vary depending on the shape of the yield curve. This means that when there is not much difference between the yield on short-term and long-term bonds, the Fund would normally increase its investments in the TIAA-CREF Short-Term Bond Fund. The Fund will have less than 5% of its assets in the TIAA-CREF High-Yield Fund.

The Fund might sometimes be even more heavily weighted toward equities or fixed-income, if Advisors believes market conditions warrant. For example, the Fund might increase its holdings in fixed-income funds in periods when Advisors believes equity markets will decline.

As part of the Fund’s ability to invest in other investment pools or investment products noted above, the Board has authorized the Fund to invest in ETFs and exchange-traded notes (“ETNs”). The Fund may use investments in ETFs and ETNs to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

For flexibility in meeting redemptions, expenses and the timing of new investments, and as a short-term defense during periods of unusual volatility, the Fund may invest in government securities (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), short-term paper or shares of the TIAA-CREF Money Market Fund. For temporary defensive purposes, the Fund may invest without limitation in such securities. The Fund cannot guarantee that this strategy will be successful.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2021, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year. However, as of the date of this Prospectus, Advisors expects that the allocations among the market sectors and Underlying Funds set forth below will be adjusted over time as Advisors implements (i) an increase to the Fund’s target allocation to the International Equity market sector and a corresponding decrease to the Fund’s target allocation to the U.S. Equity market sector and (ii) the replacement of the Fund’s Underlying Fund allocation to the TIAA-CREF Large-Cap Growth Index Fund with an allocation to the Nuveen Growth Opportunities ETF.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
Equity	60.07%	U.S. Equity	41.90%	• TIAA-CREF Large-Cap Growth Index	6.67%
				• TIAA-CREF Large-Cap Growth	6.65%
				• TIAA-CREF Large-Cap Value	6.39%
				• Nuveen Dividend Value	6.37%
				• TIAA-CREF Growth & Income	5.91%
				• Nuveen Santa Barbara Dividend Growth*	5.86%
				• TIAA-CREF Quant Small/Mid-Cap Equity	2.16%
				• TIAA-CREF Quant Small-Cap Equity	1.89%
		International Equity	18.17%	• TIAA-CREF International Equity	5.32%
				• Nuveen International Growth	3.92%
				• TIAA-CREF International Opportunities	3.92%
				• TIAA-CREF Quant International Small-Cap Equity	2.61%
				• TIAA-CREF Emerging Markets Equity	2.40%
Fixed-Income	39.93%	Fixed-Income	39.93%	• TIAA-CREF Core Plus Bond	39.93%

Total	100.00%	100.00%	100.00%

* Effective November 30, 2021, Nuveen Dividend Growth Fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that market prices of portfolio investments held by a Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. From time to time, a Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time;

• foreign investment risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent a Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards;

• small- and mid-cap risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies often have lower overall liquidity than securities of larger companies as a result of there being a smaller market for their securities, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when a Fund’s investment adviser or sub-adviser deems it appropriate. Stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and lower overall liquidity than the stocks of larger, more established companies;

• style risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of a Fund’s portfolio investments; and

• dividend-paying stock risk—The risk that investments in dividend-paying stocks could cause a Fund to underperform similar funds that invest without consideration of an issuer’s track record paying dividends.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• interest rate risk—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent a Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at low levels, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility;

• prepayment risk—The risk that, during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income;

• extension risk—The risk that, during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time;

• credit risk—The risk that the issuer of fixed-income investments may not be able or willing, or may be perceived (whether by market participants, rating agencies, pricing services or otherwise) as not able or willing, to meet interest or principal payments when the payments become due;

• credit spread risk—The risk that credit spreads (i.e., the difference in yield between securities that is due to differences in each security’s respective credit quality) may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of a Fund’s debt securities;

• income volatility risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments;

• market volatility, liquidity and valuation risk (types of market risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for a Fund to properly value its investments and that a Fund may not be able to purchase or sell an investment at an attractive price, if at all;

• fixed-income foreign investment risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to a Fund or impair a Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developed markets. Foreign investments may also have lower overall liquidity and be more difficult to value than investments in U.S. issuers. To the extent a Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards; and

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income.

• Underlying ETF Risk—In addition to the same principal risks as an investment in a mutual fund with the same investment objectives, strategies and policies as the ETF, investments in an Underlying Fund that is an ETF are subject to additional risks, including: (i) the market price of the ETF’s shares may trade at a premium or a discount to their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

• Emerging Markets Underlying Funds Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect a Fund’s ability to evaluate potential portfolio companies. Because the financial markets of emerging market countries may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as a Fund are subject to a variety of special restrictions in many emerging market countries. Moreover, legal remedies for investors in emerging markets may be more limited, and

U.S. authorities may have less ability to bring actions against bad actors in emerging market countries.

• Illiquid Investments Underlying Funds Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

• Currency Underlying Funds Risk—The risk that foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of a Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivative instruments that provide exposure to foreign currencies.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors or another investment adviser or sub-adviser of an Underlying Fund could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement and Retail classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2020, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses.

Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2021, was 7.65%.
Best quarter: 15.68%, for the quarter ended June 30, 2020. Worst quarter: -14.72%, for the quarter ended March 31, 2020.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2020
Average Annual Total Returns - TIAA-CREF Managed Allocation Fund	Label		1 Year	5 Years	10 Years	Inception Date
Institutional Class			15.41%	10.16%	8.72%	Mar. 31, 2006
Institutional Class | After Taxes on Distributions			12.78%	8.34%	7.12%
Institutional Class | After Taxes on Distributions and Sales			10.24%	7.52%	6.52%
Retirement Class			15.04%	9.86%	8.44%	Mar. 31, 2006
Retail Class			15.14%	9.89%	8.45%	Mar. 31, 2006
Morningstar Moderate Target Risk Index	Morningstar Moderate Target Risk Index		12.82%	9.75%	7.77%
Managed Allocation Fund Composite Index	Managed Allocation Fund Composite Index	[1]	14.54%	10.14%	8.57%
[1]

As of the close of business on December 31, 2020, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Bloomberg U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.